SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted shares | Minimum
Share Options
Vesting period	1 year
Restricted shares | Maximum
Share Options
Vesting period	4 years
RSUs
Share Options
Shares granted to employees	1,358,456	1,400,237	518,181
Total unrecognized share-based compensation costs	$ 7,385,579	$ 3,700,000	$ 3,600,000
Total recognized compensation cost	2,321,143	0	0
Weighted-average period of recognition of compensation expense	2 years 8 months 12 days
Number of Shares
Unvested at the beginning of the period (in shares)	1,670,531
Granted (in shares)	1,358,456	1,400,237	518,181
Vested (in shares)	(542,420)
Forfeited (in shares)	(408,927)
Unvested at the end of the period (in shares)	2,077,640	1,670,531
Weighted Average Grant-Date Fair Value
Unvested at the beginning of the period (in dollars per share)	$ 4.40
Granted (in dollars per share)	$ 5.07
Vested (in dollars per share)	$ 6.58
Forfeited (in dollars per share)	$ 4.10
Unvested at the end of the period (in dollars per share)	$ 4.32	$ 4.40
Total fair value of shares vested	$ 1,944,483	$ 1,007,340	$ 0
RSUs | Minimum
Share Options
Vesting period	1 year
RSUs | Maximum
Share Options
Vesting period	4 years